Mergers and acquisitions - Atlantic Capital Bank N.A. Branches - Narrative (Details) $ in Thousands	Apr. 05, 2019 USD ($) branch	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 242,561	$ 169,051	$ 137,190
Atlantic Capital
Business Acquisition [Line Items]
Total purchase price	$ 36,790
Customer deposits	$ 588,877
Deposit premium percentage	6.25%
Loans held for investment, net of fair value adjustments	$ 374,966
Percentage of loans outstanding	99.32%
Goodwill	$ 31,961
Tennessee | Atlantic Capital
Business Acquisition [Line Items]
Number of branches acquired | branch	11
Georgia | Atlantic Capital
Business Acquisition [Line Items]
Number of branches acquired | branch	3